RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) - Related Party ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Services received from: | Goumei Group
RELATED PARTY TRANSACTIONS
Total	¥ 53,941	$ 7,699	¥ 116,633	¥ 48,258
Services received from: | YXT.Com Group
RELATED PARTY TRANSACTIONS
Total	¥ 1,072	$ 153	¥ 1,037	784
Assets purchased from | Tianshu
RELATED PARTY TRANSACTIONS
Total				¥ 33,850